INVESTMENTS (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of Investments [Line Items]
Investments in equity investees	¥ 34,992,069	$ 5,419,581	¥ 0
Nanyang Herbs Pte. Ltd. ("Nanyang Herbs")
Schedule of Investments [Line Items]
Equity method investments			0
Skychain Technologies Inc. ("Skychain")
Schedule of Investments [Line Items]
Cost method investments	21,286,030	3,296,786	0
Dragonfly Ventures II, L.P. ("Dragonfly")
Schedule of Investments [Line Items]
Cost method investments	¥ 13,706,039	$ 2,122,795	¥ 0